Equity	6 Months Ended
Mar. 31, 2023
Equity [Abstract]
EQUITY
19.	EQUITY

(a)	Ordinary shares

The Company was established under the laws of the BVI on January 24, 2019. The authorized number of ordinary shares was 50,000 with par value of $1 per share.

On September 8, 2020, the Company effected a one thousand-for-one subdivision of shares to shareholders, which increased the total number of authorized and issued ordinary shares from 50,000 to 50,000,000 and decreased the par value of ordinary shares from $1 to $0.001. The Company also registered an additional authorized number of ordinary shares of 50,000,000 of par value of $0.001 per share and preferred shares of 10,000 of no par value. Then the shareholders surrendered a pro-rata number of ordinary shares of 42,200,000 to the Company for no consideration and thereafter those shares were cancelled. Following the surrender, the issued and outstanding ordinary shares were 7,800,000 of par value of $0.001 per share.

On January 28, 2021, the Company closed its initial public offering and issued 3,038,500 ordinary shares, par value $0.001 per share, at $4 per share for $12,154,000 in gross proceeds. The Company raised total net proceeds of $10,845,638 after deducting underwriting discounts, commissions, and offering expenses.

On June 1, 2021, the Company closed its registered direct public offering of 2,564,102 units of its securities, with each unit consisting of (i) one ordinary share of the Company, par value $0.001 per share, and (ii) one warrant to purchase 0.7 ordinary share, at an offering price of $4.68 per unit for a total $12,000,000 in gross proceeds. The Company raised $10,881,576 after deducting underwriting discounts, commissions, and offering expenses.

On July 21, 2022, the Company entered into a securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act, pursuant to which the Company sold 10,000,000 ordinary shares at a per share purchase price of $0.80 and received gross proceeds of $8,000,000.

On August 8, 2022, the Company issued 1,000,000 restricted shares for share-based compensation, of which, 790,000 shares were vested as of March 31, 2023.

On January 25, 2023, the Company entered into an equity transfer agreement with the Sellers for the transfer of 100% of the equity interest in and all assets in Changzhou Sixun to Jiangsu New Energy for RMB59,400,000, of which (i) RMB5,000,000 was to be paid in cash, and (ii) the remaining RMB54,400,000 (approximately $8,080,448) which is to be paid by issuing additional ordinary shares of the Company, with a selling restriction period of six months. On the same day, the Company issued 7,667,943 ordinary shares to the Sellers, which had a value of $8,080,448, equivalent to RMB54,400,000.

On March 9, 2023, the Company entered into a securities purchase agreement with certain investors in connection with the offer and sale of 18,000,000 ordinary shares, par value US$0.001 per share, of the Company at $0.80 per share. The Company received gross proceeds of $14,400,000.

On March 16 and March 20, 2023, 162,295 and 169,513 warrant shares granted to investors were exercised via cashless option, respectively.

(b)	Statutory reserve and restricted net assets

The Company’s PRC subsidiaries, VIE and VIE’s subsidiaries are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends.

Relevant PRC statutory laws and regulations permit the payment of dividends by the Company’s PRC subsidiaries and VIE and VIE’s subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Furthermore, registered share capital and capital reserve accounts are also restricted from distribution. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries and VIE and VIE’s subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. The Company’s restricted net assets, comprising of the registered paid in capital and statutory reserve of Company’s PRC subsidiaries and VIE and VIE’s subsidiaries, were $28,378,076 and $28,380,642 as of September 30, 2022 and March 31, 2023, respectively.

(c)	Receivables from a shareholder

Receivables from a shareholder as of September 30, 2022 and March 31, 2023, including the loans to Mr. Henglong Chen, the former Chairman of Board of Directors of the Company, were $98,791, and nil, respectively. Mr. Henglong Chen had repaid the due balance and was no longer the significant shareholder of the Company as of March 31, 2023.

(d)	Warrant

In January 2021, warrant shares were granted to an underwriter to purchase 303,850 ordinary shares at $4.40 per share. The warrant shares can be purchased in cash or via the cashless exercise option. As the share price on the exercise date was higher than the exercise price of $4.40, the Company issued 224,289 ordinary shares to warrant holders on a cashless basis.

In June 2021, warrant shares were granted to certain investors in the Company’s public offering to purchase 1,794,871 ordinary shares at $4.68 per share. The warrants shares were also granted to FT Global Capital, Inc. to purchase 217,948 ordinary shares at $5.85 per share. The warrant shares granted to other investors have been exercised. The warrant shares granted to FT Global Capital, Inc. were not exercised and expired on June 1, 2023.

On March 16 and March 20, 2023, 162,295 and 169,513 warrant shares granted to investors were exercised via cashless option, respectively.

As of March 31, 2023, there were 1,681,011 the warrant shares granted to investors and FT Global Capital, Inc. left unexercised.

The following table summarizes the movement of warrant activities during the six months ended March 31, 2023:

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of September 30, 2022	2,012,819	$4.81	0.67	$-
Warrants Exercisable as of September 30, 2022	2,012,819	$4.81	0.67	$-
Warrants Granted	-	-	-	-
Warrants Exercises	(331,808)	4.68	-	-
Warrants Expired	-	-	-	-

Warrants Outstanding as of March 31, 2023	1,681,011	$4.83	0.17	$-
Warrants Exercisable as of March 31, 2023	1,681,011	$4.83	0.17	$-

(e)	Non-controlling interests

As of March 31, 2023, the Company’s non-controlling interests were 19.13% equity interest of Hengmao; 20% equity interest of Dilang, which was established on July 2, 2019; 49% equity interest of Cenbird E-Motorcycle, which was acquired on September 10, 2019; 40% equity interest of Changzhou Higgs, which was acquired on January 25, 2023.